STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	Stockholders’ Equity
  The Company did not issue any additional shares of stock in the period ended March 31, 2016.

8.	STOCKHOLDERS’ EQUITY

Common Stock. In April 2015 we entered into a contract with an investor relations firm to provide services for six months. Under the agreement the Company paid $5,000 per month and issued 30,000 shares of common stock as compensation. In addition, in May 2015 the Company issued 293,512 shares of common stock pursuant to the “cashless” exercise of warrants issued in 2010.

On August 29, 2014, the Company received gross proceeds of $1,000,000 and pursuant to the warrant exercise issued 8,333,333 shares of common stock at $0.12 per share pursuant to the securities purchase and licensing agreements signed with GtreeBNT on March 7, 2014. Under the securities purchase agreement, GtreeBNT invested $1,350,000 for the issuance of 11,250,000 common shares at $0.12 per share and was required to invest an additional $1,000,000 at $0.12 per share on or before August 31, 2014. Under the terms of the security purchase agreement, GtreeBNT also has the right to make an optional investment to acquire an additional 5.5 million shares of common stock at $0.15 per share. Such optional investment right expired unexercised on January 31, 2015.

In addition, GtreeBNT agreed to pay the Company milestone payments upon the achievement of certain commercial sales milestones, as well as with royalties on commercial sales. As the security purchase and licensing agreements were signed in contemplation of each other and the execution of performance under the securities purchase agreement was stipulated as a condition for the retention of the rights granted under the licensing agreements, the three agreements were treated as a multiple-elements arrangement. Following the closing of the agreements, the Company determined that the total consideration received under the three agreements, totaling $1,500,000, should be allocated to identifiable elements within this multiple-elements arrangement (1) the equity investment in the Company’s common shares, including the purchase option and (2) the licensed development and commercialization rights under the two licensing agreements. The optional investment right was considered an equity instrument reduced from the Company’s equity, and its fair value of approximately $725,000 was calculated using the Black Scholes option pricing model at the issuance of this right. As the common shares were issued at a discount to the then market price of the Company’s common stock of $0.20 on the date of closing, all of the proceeds received were absorbed by the allocation to the common shares and the optional investment right leaving no allocation of proceeds to the licensed rights.

Registration Rights Agreements. In connection with the sale of certain equity instruments, we have entered into Registration Rights Agreements. Generally, these Agreements required us to file registration statements with the Securities and Exchange Commission to register common shares to permit re-sale of common shares previously sold under an exemption from registration or to register common shares that may be issued on exercise of outstanding warrants.

The Registration Rights Agreements usually require us to pay penalties for any failure or time delay in filing or maintaining the effectiveness of the required registration statements. These penalties are usually expressed as a fixed percentage, per month, of the original amount we received on issuance of the common shares, options or warrants. While to date we have not incurred any penalties under these agreements, if a penalty is determined to be probable we would recognize the amount as a contingent liability and not as a derivative instrument.

Share-Based Compensation. We recognized $231,607 and $163,432 in stock-based compensation expense for the years ended December 31, 2015 and 2014, respectively. Given our current estimates of future forfeitures, we expect to recognize the compensation cost related to non-vested options as of December 31, 2015 of $330,000 over the weighted average remaining recognition period of 1.25 years.

Stock Option and Incentive Plans. On July 14, 2010, at our Annual Meeting of Stockholders, our stockholders approved the 2010 Equity Incentive Plan (the “2010 Plan”). The terms of the 2010 Plan provide for the discretionary grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, other stock awards and performance cash awards to our employees, directors and consultants. At inception of the 2010 Plan, 5,000,000 shares of our common stock were reserved for future issuance. On September 10, 2014 at our Annual Meeting of Stockholders, our stockholders approved an increase in the number of shares available under the 2010 Equity Incentive Plan (the “2010 Plan”). The increase of 3,000,000 results in a total of 8,000,000 shares of common stock reserved for issuance.

We previously adopted an equity incentive plan, known as the Amended and Restated 2000 Stock Option and Incentive Plan (the “2000 Plan”). The 2000 Plan has a term of ten years that expired in December 2010. All outstanding option awards granted under the 2000 Plan will continue to be subject to the terms and conditions as set forth in the agreements evidencing such option awards and the terms of the 2000 Plan. Shares remaining available for issuance under the share reserve of the 2000 Plan will not be subject to future awards under the 2010 Plan, and shares subject to outstanding awards under the 2000 Plan that are terminated or forfeited in the future will not be subject to future awards under the 2010 Plan.

The following summarizes share-based compensation expense for the years ended December 31, 2015 and 2014, which was allocated as follows:

	December 31,
	2015	2014

Research and development	$72,766	$48,244
General and administrative	158,841	115,188
	$231,607	$163,432

The following summarizes stock option activity for the years ended December 31, 2015 and 2014:

		Options outstanding
				Weighted
	Shares			average
	available for	Number of	Exercise price	exercise
	grant	shares	range	price

December 31, 2013	1,959,036	5,999,599	0.14 – 3.82	1.02
Grants	—	2,195,000	0.16 – 0.21	0.19
Exercises	—	—	—	—
Cancellations*		(1,930,888)	0.16 – 3.82	1.54
December 31, 2014	3,273,029	6,263,711	$0.14 – 3.21	$0.58
Grants	—	1,725,000	0.19 – 0.40	0.33
Exercises	—	—	—	—
Cancellations*		(857,500)	0.14 – 3.21	0.41
December 31, 2015	1,548,029	7,131,211	$0.14 – 3.00	$0.30

Vested and expected to vest at December 31, 2015		7,020,866

Exercisable at December 31, 2015		4,639,961

*Note: Cancellations in 2015 and a portion of the 2014 cancellations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.

The following summarizes information about stock options outstanding at December 31, 2015:

	Outstanding options			Exercisable options
		Weighted-			Weighted-
		average	Weighted-		average	Weighted-
	Number of	remaining	average	Number of	remaining	average
	shares	contractual	exercise	shares	contractual	exercise
Range of exercise prices	outstanding	life (in years)	price	exercisable	life (in years)	price

$0.14 – $0.36	6,361,971	4.6	$0.23	3,938,221	3.9	$0.20
$0.40 – $0.76	684,240	2.7	0.63	616,740	2.2	0.65
$2.50 – $2.68	35,000	0.8	2.53	35,000	0.8	2.53
$3.00 – $3.21	50,000	0.0	3.00	50,000	0.0	3.00
	7,131,211	4.4	0.30	4,639,961	3.6	0.31
Intrinsic value of in-the-money options, using the December 31, 2015 closing price of $0.44	$950,573			$3,960,721

Determining the Fair Value of Options. We use the Black-Scholes valuation model to estimate the fair value of options granted. Black-Scholes considers a number of factors, including the market price and volatility of our common stock. We used the following forward-looking range of assumptions to value each stock option granted to employees, directors and consultants during the year ended December 31, 2015 and 2014:

	2015	2014

Dividend yield	0.0%	0.0%
Risk-free rate of return	1.43-1.63%	1.63-1.76%
Expected life in years	4.75 - 7	4 - 5
Volatility	90-94%	91-98%
Forfeiture rate	2.6%	2.6%

Our dividend yield assumption is based on the fact that we have never paid cash dividends and do not anticipate paying cash dividends in the foreseeable future. Our risk-free interest rate assumption is based on yields of U.S. Treasury notes in effect at the date of grant. Our expected life represents the period of time that options granted are expected to be outstanding and is calculated in accordance with the Securities and Exchange Commission (“SEC”) guidance provided in the SEC’s Staff Accounting Bulletin 107 (“SAB 107”) and SAB 110, using a “simplified” method. The Company has used the simplified method and will continue to use the simplified method as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate an expected term. Our volatility assumption is based on reviews of the historical volatility of our common stock. We estimate forfeiture rates at the time of grant and adjust these estimates, if necessary, periodically based on the extent to which future actual forfeitures differ, or are expected to differ, from such estimates. Accordingly, we have estimated forfeiture percentages for the unvested portion of previously granted awards that remain outstanding at the date of adoption and for awards granted subsequent to the date of adoption. Forfeitures are estimated based on the demographics of current option holders and standard probabilities of employee turnover. Using Black-Scholes and these factors, the weighted average fair value of stock options granted to employees and directors was $0.33 for the year ended December 31, 2015. We do not record tax-related effects on stock-based compensation given our historical and anticipated operating experience and offsetting changes in our valuation allowance which fully reserves against potential deferred tax assets.

Warrants to Purchase Common Stock

The following table summarizes our warrant activity for 2015 and 2014:

		Warrants outstanding
			Weighted
	Number of	Exercise price	Average exercise
	shares	range	price

December 31, 2013	11,468,901	$0.15 – 1.12	$0.64
Grants	13,833,333	0.12 – 0.15	0.18
Exercises	(8,333,333)	0.12	0.12
Cancellations	(2,865,853)	1.12	1.12
December 31, 2014	14,103,048	$0.15 – $0.56	$0.35
Exercises	(957,641)	0.38 – 0.45	0.40
Cancellations	(11,338,000)	0.15 – 0.56	0.41
December 31, 2015	1,807,407	$0.15 – $0.38	$0.32